PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 3  - PROPERTY AND EQUIPMENT, NET:

Composition of property and equipment, grouped by major classifications, is as follows:

	December 31
	2023	2022
Cost:
Computers	$75	$67
Laboratory and electronic equipment	-	274
Office furniture	2	2
Communication equipment	3	3
Leasehold improvements	56	52
	$136	$398
Accumulated depreciation:
Computers	55	41
Laboratory and electronic equipment	-	179
Office furniture	2	1
Communication equipment	3	3
Leasehold improvements	27	15
	$87	$239
Property and equipment, net	$49	$159

Depreciation expenses were $45 and $57 in the years ended December 31, 2023 and 2022, respectively.